Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Distribution of profit

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2019, and the distribution of profit approved for 2018, presented at the general meeting held on 24 May 2019, is as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Voluntary reserve	1,380,207	91,059
Dividends	250,058	238,659
Profit of the Parent	1,630,265	329,718

The following dividends were paid in 2018:

	31/12/2018
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	82%	0.20	86,929
Non-voting shares	408%	0.20	52,551
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			142,094

	31/12/2018
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	80%	0.2	85,226
Non-voting shares (interim dividend)	400%	0.2	51,521

Total interim dividends paid			136,747

The following dividends were paid in 2019:

	31/12/2019
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	58%	0.15	61,850
Non-voting shares	290%	0.15	37,448
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			101,912

	31/12/2019
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	80%	0.20	85,226
Non-voting shares (interim dividend)	400%	0.20	51,602

Total interim dividends paid			136,828

Share capital
Equity
Movement in outstanding shares

Movement in outstanding shares during 2018 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2018	426,129,798	257,127,304
(Acquisition) / disposal of treasury stock (note 16 (d))	—	479,355
Balance at 31 December 2018	426,129,798	257,606,659

Movement in outstanding shares during 2019 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2019	426,129,798	257,606,659
(Acquisition) / disposal of treasury stock (note 16 (d))	—	403,399
Balance at 31 December 2019	426,129,798	258,010,058

Treasury stock
Equity
Movement in outstanding shares

Movement in Class B treasury stock during 2018 was as follows:

	shares	Thousands of Euros
Balance at 1 January 2018	4,297,806	62,422

Disposal Class B shares	(479,355)	(6,981)

Balance at 31 December 2018	3,818,451	55,441

Movement in Class B treasury stock during 2019 is as follows:

	shares	Thousands of Euros
Balance at 1 January 2019	3,818,451	55,441
Disposal Class B shares	(403,399)	(5,857)

Balance at 31 December 2019	3,415,052	49,584